Loans and Bonds Payable	12 Months Ended
Dec. 31, 2020
Short-term loans [member]
Statement [LineItems]
Loans and Bonds Payable
18.	SHORT-TERM LOANS

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans
Amount	$118,522.3	$88,559.0

Loan content
US$ (in millions)	$2,370.0	$200.0
EUR (in millions)	1,410.0	2,398.0
Annual i nterest rate	0.01%-2.22%	(0.54)%-0.33%
Maturity date	Due by May 2020	Due by February 2021

Bonds payable [member]
Statement [LineItems]
Loans and Bonds Payable
19.	BONDS PAYABLE

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$56,900.0	$173,197.0
Overseas unsecured bonds	—	84,291.0
Less: Discounts on bonds payable	—	(782.9)
Less: Current portion	(31,800.0)	(2,600.0)

	$25,100.0	$254,105.1

The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
100-2	B	January 2012 to January 2019	$7,000.0	1.46%	Bullet repayment; interest payable annually
101-1	B	August 2012 to August 2019	9,000.0	1.40%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
101-2	B	September 2012 to September 2019	$9,000.0	1.39%	Bullet repayment; interest payable annually
101-3	—	October 2012 to October 2022	4,400.0	1.53%	The same as above
101-4	B	January 2013 to January 2020	10,000.0	1.35%	The same as above
	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	B	February 2013 to February 2020	11,600.0	1.38%	The same as above
	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	A	July 2013 to July 2020	10,200.0	1.50%	The same as above
	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-3	B	August 2013 to August 2019	8,500.0	1.52%	The same as above
102-4	C	September 2013 to March 2019	1,400.0	1.60%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	D	September 2013 to March 2021	2,600.0	1.85%	The same as above
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually
109-1	A	March 2020 to March 2025	3,000.0	0.58%	The same as above
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
109-2	A	April 2020 to April 2025	5,900.0	0.52%	The same as above
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above
109-3	A	May 2020 to May 2025	4,500.0	0.55%	The same as above
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)		Coupon Rate	Repayment and Interest Payment
109-3	C	May 2020 to May 2030		$2,400.0	0.64%	Bullet repayment; interest payable annually
109-4	A	July 2020 to July 2025		5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027		6,300.0	0.65%	The same as above
	C	July 2020 to July 2030		1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025		4,800.0	0.50%	The same as above
	B	September 2020 to September 2027		8,000.0	0.58%	The same as above
	C	September 2020 to September 2030		2,800.0	0.60%	The same as above
109-6 (green bond)	A	December 2020 to December 2025		1,600.0	0.40%	The same as above
	B	December 2020 to December 2027		5,600.0	0.44%	The same as above
	C	December 2020 to December 2030		4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025		1,900.0	0.36%	The same as above
	B	December 2020 to December 2027		10,200.0	0.41%	The same as above
	C	December 2020 to December 2030		6,400.0	0.45%	The same as above

						(Concluded)

Issuance	Tranche	Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
US$ unsecured bonds
109-1	—	September 2020 to September 2060	US$	1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually

The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2025	US$	1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2027		750.0	1.00%	The same as above
September 2020 to September 2030		1,250.0	1.375%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Loans and Bonds Payable
20.	LONG-TERM BANK LOANS

December 31, 2020
NT$ (In Millions)
Unsecured loans	$2,000.0
Less: Discounts on government grants	(32.4)

$1,967.6

Loan content
Annual interest rate	0.4%
Maturity date	Due by September 2025

The long-term bank loans of the Company are with preferential interest rates subsidized by the government, and the loan proceeds are used to fund qualifying capital expenditure.